Repurchases and Issuance of Units (Details Narrative) - USD ($)		3 Months Ended				6 Months Ended	48 Months Ended
	Aug. 20, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Jul. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common units repurchased, value		$ 9,761,000	$ 10,239,000	$ 13,000,000	$ 10,000,000
Common Unit Repurchase Program [Member] | Limited Partner [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common units repurchased, units						301,073,000	1,820,340,000
Common units repurchased, value						$ 20,000,000	$ 88,000,000
Common Unit Repurchase Program [Member] | Limited Partner [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common units repurchased, units	1,880,880,000
Common units repurchased, value	$ 92,619,000
Common Unit Repurchase Program [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock repurchase program, authorized amount								$ 100,000,000